Derivative Instruments	12 Months Ended
Dec. 31, 2017
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Derivative Instruments
7.	DERIVATIVE INSTRUMENTS

During the year ended December 31, 2017, the Company purchased copper put option contracts for 75 million pounds of copper with maturity dates ranging from the second quarter of 2017 to the second quarter of 2018, at strike prices ranging between US$2.40 and US$2.80 per pound, at a total cost of $3,952. Details of the options outstanding at December 31, 2017 and 2016 are summarized in the following table:

	Notional amount	Strike price	Maturity Date	Fair value asset
At December 31, 2017
Commodity contracts
Copper put option contracts	15 million lbs	US$2.70/lb	Q1 2018	13
Copper put option contracts	15 million lbs	US$2.80/lb	Q2 2018	317

At December 31, 2016
Commodity contracts
Copper put option contracts	20 million lbs	US$2.10/lb and US$2.20/lb	Q1 2017	155

The following table outlines the losses associated with derivative instruments:

	Years ended December 31,
	2017	2016
Realized loss on copper put options	1,807	1,956
Unrealized loss on copper put options	1,970	1,044
Change in fair value of copper call option (Note 17e)	6,305	3,360

	10,082	6,360

In June 2017, the Company settled the copper call option obligation with a payment of $15,745 to the senior secured credit facility lender (see Note 17e).